Other Obligations - Summary of Other Obligations (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2000 CNY (¥)
Classes of other provisions [abstract]
One-off cash housing subsidies	¥ 2,496		¥ 2,496	¥ 4,142
Obligations under finance lease	692		794
Others	231		186
Sub-total	3,419		3,476
Less: Current portion	(2,987)	$ (459)	(3,141)
Other obligations, noncurrent	¥ 432	$ 67	¥ 335